Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Interest and similar income	£ 5,672	[1]	£ 6,006	£ 8,085
Interest and similar expense	(2,599)	[1]	(2,846)	(4,178)
Net interest income	3,073	[1]	3,160	3,907
Fee and commission income	8,581	[1]	7,417	7,664
Fee and commission expense	(1,994)	[1]	(1,758)	(1,992)
Net fee and commission income	6,587	[1]	5,659	5,672
Net trading income	5,788	[1]	7,076	4,073
Net investment (expense)/income	(80)	[1]	(121)	420
Other income	40	[1]	4	79
Total income	15,408	[1]	15,778	14,151
Credit impairment releases/(charges)	277	[1]	(3,377)	(1,202)
Net operating income	15,685	[1]	12,401	12,949
Staff costs	(4,456)	[1]	(4,365)	(4,565)
Infrastructure costs	(1,054)	[1]	(816)	(835)
Administration and general expenses	(4,375)	[1]	(4,202)	(4,318)
Litigation and conduct	(374)	[1]	(76)	(264)
Total operating expenses	(10,259)	[1]	(9,459)	(9,982)
Share of post-tax results of associates and joint ventures	4	[1]	7	57
(Loss)/ profit on disposal of subsidiaries, associates and joint ventures	(12)	[1]	126	88
Profit before tax	5,418	[2]	3,075	3,112
Taxation	(830)	[1]	(624)	(332)
Profit after tax	4,588	[1]	2,451	2,780
Attributable to:
Equity holders of the parent	3,957	[1]	1,774	2,120
Other equity instrument holders	631	[1]	677	660
Total equity holders of the parent	4,588	[1]	2,451	2,780
Profit after tax	£ 4,588	[1]	£ 2,451	£ 2,780

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.